Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	SEI TAX EXEMPT TRUST
Central Index Key	0000701817
Amendment Flag	false
Document Creation Date	Dec. 22, 2017
Document Effective Date	Dec. 31, 2017
Prospectus Date	Dec. 31, 2017
Class F Shares Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | STET INTERMEDIATE TERM MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEIMX
Class F Shares Prospectus | STET SHORT DURATION MUNICIPAL FUND | STET SHORT DURATION MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SUMAX
Class F Shares Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SBDAX
Class F Shares Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SMAAX
Class F Shares Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SENJX
Class F Shares Prospectus | STET NEW YORK MUNICIPAL BOND FUND | STET NEW YORK MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SENYX
Class F Shares Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEPAX
Class F Shares Prospectus | STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEATX
Class Y Shares Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | STET INTERMEDIATE-TERM MUNICIPAL FUND - CLASS Y
Prospectus:
Trading Symbol	SINYX
Class Y Shares Prospectus | STET SHORT DURATION MUNICIPAL FUND | STET SHORT DURATION MUNICIPAL FUND - CLASS Y
Prospectus:
Trading Symbol	SHYMX
Class Y Shares Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SCYYX
Class Y Shares Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SMSYX
Class Y Shares Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SNJYX
Class Y Shares Prospectus | STET NEW YORK MUNICIPAL BOND FUND | STET NEW YORK MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SNYYX
Class Y Shares Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SPAYX
Class Y Shares Prospectus | STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - CLASS Y
Prospectus:
Trading Symbol	STAYX